Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Detail)		Dec. 31, 2015		Aug. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share		19.00%			19.00%
Guangzhou Yuechuan [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	[1]	19.13%			19.13%
Chengdu Diting [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share			[1]		16.58%		19.90%
Cost method investments:
Cost method investments, Percentage of ownership of common share	[1]	13.27%
Shenzhen Kushiduo [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		12.50%	[2]	10.00%	10.00%	[2]
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		21.00%			21.00%
Guangzhou Wucai [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		10.00%			10.00%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share		19.90%			19.90%
Tianjin Kunzhiyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[3]	19.99%			19.99%
Suzhou Heidisi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	15.00%
Nanjing Qianyi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	20.00%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	2.24%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	[2]	1.13%

[1]	In May of 2014, the Group obtained the right to appoint a director to Chengdu Diting and thus had one out of five seats on the board of directors of this investee. Given the existence of significant influence, the Group started to apply equity method in May 2014 although the Group's ownership interest in Chengdu Diting decreased from 19.9% to 16.58% because Chengdu Diting issued new shares to a third party for a total consideration of RMB 10 million (USD 1,627 thousand). In April of 2015, the new investor of Chengdu Diting injected capital of RMB 39.07 million (USD 6.39 million). As a result of the transaction, the Group 's ownership interest in Chengdu Diting diluted from 16.58% to 13.27%. So the recognition of Chengdu Diting's ownership for the Group transferred from equity method to cost method. The Group recorded a dilution gain of RMB 4.38 million (USD 702 thousand) arising from the sale of shares by the investee to third parties at a price in excess of the per share carrying value of the shares owned by the Group in 2015.
[2]	In 2015, the Group made equity investments in five more unrelated privately-held companies. The shares held by the Group are not in-substance common stock and therefore the Group accounted for these investments according to ASC 320 as equity activities using the cost method. In August 2015, the Group increased investment of USD 39 thousand to purchase 25 thousand shares of Shenzhen Kushiduo. As a result, the Group's ownership interest in Shenzhen Kushiduo increased from 10% to 12.5%.
[3]	In September of 2015, Tianjin Kunzhiyi suffered from financial difficulties and lost most of its core R&D staff. As a result, new games couldn't be promoted as committed in investment agreement with the Group. The Group recognized impairment of RMB 5 million (USD 802 thousand) for ownership interest in Tianjin Kunzhiyi as considered necessary.